Market Risk Benefits - Market Risk Benefits In Asset and Liability Positions (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Market Risk Benefit [Line Items]
Market risk benefit assets	[1]	$ 558,624	$ 940,706
Market risk benefits liabilities	[1]	558,624	940,706
Variable Annuities
Market Risk Benefit [Line Items]
Net amount at risk		$ 1,050,063	$ 128,292
Weighted-average attained age of contractholders		68 years	65 years
Market risk benefit assets		$ 558,624	$ 940,706
Market risk benefits liabilities		558,624	940,706
Net liability		$ 0	$ 0	$ 0	$ 1,195,470

[1]	Amounts adjusted for the implementation of Accounting Standards Update ("ASU") 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.